Financial Risk Management - Summary of Carrying Amounts of Financial Liabilities from Supplier Financing Agreement (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	₩ 18,720,683	₩ 22,104,354
Liabilities under supplier finance arrangement [member] | Trade accounts and notes payable [member] | Purchase card [member]
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	474,781	778,535
Liabilities under supplier finance arrangement [member] | Trade accounts and notes payable [member] | Electronic trade receivable secured loan [member]
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	53,667	90,328
Liabilities under supplier finance arrangement [member] | Other accounts payable [member] | Purchase card [member]
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	219,697	366,853
Liabilities under supplier finance arrangement [member] | Other accounts payable [member] | Electronic trade receivable secured loan [member]
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	142,872	164,741
Liabilities under supplier finance arrangement of which the supplier has received payment from the finance provider [member] | Trade accounts and notes payable [member] | Purchase card [member]
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	474,781	778,535
Liabilities under supplier finance arrangement of which the supplier has received payment from the finance provider [member] | Trade accounts and notes payable [member] | Electronic trade receivable secured loan [member]
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	2,138	2,443
Liabilities under supplier finance arrangement of which the supplier has received payment from the finance provider [member] | Other accounts payable [member] | Purchase card [member]
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	219,697	366,853
Liabilities under supplier finance arrangement of which the supplier has received payment from the finance provider [member] | Other accounts payable [member] | Electronic trade receivable secured loan [member]
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	₩ 12,465	₩ 2,952